GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 3,786,858	$ (3,157)
Accumulated deficit	14,551,660		$ 10,764,802
Working capital	$ 1,941,713